Share-based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 17, 2021 shares	Mar. 18, 2020 shares	Mar. 17, 2020 shares
Share-based Compensation
Ordinary shares, shares authorized	1,500,000,000	1,500,000,000			1,500,000,000
Cash settled equity instrument granted under share-based payment arrangements | ¥	¥ 0		¥ 0	¥ 0
Compensation cost for share-based payment arrangements | ¥	¥ 0		¥ 0	¥ 0
Weighted average grant date fair value of options granted | (per share)	¥ 0.28	$ 0.04	¥ 1.44	¥ 1.96
Vesting of restricted share units (in shares)	5,637,860		1,812,960	190,160
common Class A
Share-based Compensation
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000	1,268,785,000		1,268,785,000
Restricted shares
Share-based Compensation
Restricted shares units, granted				2,607,000
Vesting of restricted share units (in shares)	3,625,000		6,232,000	9,857,000
Restricted share units
Share-based Compensation
Restricted shares units, granted	2,192,900		13,080,200	9,611,020
Vesting of restricted share units (in shares)	3,649,000		3,018,000
2019 Incentive Plan and the Amended and Restated 2019 Share Incentive Plan
Share-based Compensation
Unrecognized compensation expenses, unvested awards	¥ 62,500	$ 62,500	¥ 75,300		$ 9.1
Unrecognized compensation expenses, weighted average period for recognition	2 years 11 months 4 days		2 years 6 months 29 days
2019 Incentive Plan | common Class A
Share-based Compensation
Ordinary shares, shares authorized						100,000,000	100,000,000	40,000,000
2019 Incentive Plan | common Class A | Restated
Share-based Compensation
Ordinary shares, shares authorized						170,000,000
2019 Incentive Plan | common Class A | Minimum
Share-based Compensation
Award vesting period	0 years
2019 Incentive Plan | common Class A | Maximum
Share-based Compensation
Award vesting period	4 years
2018 Incentive Plan
Share-based Compensation
Award vesting period	4 years